CONSOLIDATED STATEMENT OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF INCOME
REVENUE	$ 1,049,579,000	$ 688,543,000	$ 393,692,000
Commodity risk management contracts (loss) gain	(70,221,000)	(109,191,000)	8,081,000
Production and operating costs	(359,779,000)	(212,790,000)	(125,072,000)
Geological and geophysical expenses	(10,529,000)	(7,891,000)	(14,951,000)
Administrative expenses	(50,024,000)	(46,828,000)	(50,315,000)
Selling expenses	(7,995,000)	(8,730,000)	(5,844,000)
Depreciation	(96,692,000)	(88,969,000)	(118,073,000)
Write-off of unsuccessful exploration efforts	(25,789,000)	(12,262,000)	(52,652,000)
Impairment loss for non-financial assets, net	0	(4,334,000)	(133,864,000)
Other income (expenses)	527,000	(11,739,000)	(11,665,000)
OPERATING PROFIT (LOSS)	429,077,000	185,809,000	(110,663,000)
Financial expenses	(57,073,000)	(64,112,000)	(64,582,000)
Financial income	3,180,000	1,652,000	3,166,000
Foreign exchange gain (loss)	19,725,000	5,049,000	(13,008,000)
PROFIT (LOSS) BEFORE INCOME TAX	394,909,000	128,398,000	(185,087,000)
Income tax expense	(170,474,000)	(67,271,000)	(47,863,000)
PROFIT (LOSS) FOR THE YEAR	$ 224,435,000	$ 61,127,000	$ (232,950,000)
Earnings (Losses) per share (in US$). Basic	$ 3.78	$ 1.00	$ (3.84)
Earnings (Losses) per share (in US$). Diluted	$ 3.75	$ 0.99	$ (3.84)